Short-term borrowings and long-term debt (Long-term Debt) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.37%	0.23%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.73%
Capital Lease Obligations | Range Start
Debt Instrument [Line Items]
Debt maturity year	2017	2016
Capital Lease Obligations | Range End
Debt Instrument [Line Items]
Debt maturity year	2035	2035
Consolidated Subsidiaries | Medium-term Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.12%	2.05%
Consolidated Subsidiaries | Medium-term Notes | Range Start
Debt Instrument [Line Items]
Debt maturity year	2017	2016
Consolidated Subsidiaries | Medium-term Notes | Range End
Debt Instrument [Line Items]
Debt maturity year	2046	2047
Consolidated Subsidiaries | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.17%	2.30%
Consolidated Subsidiaries | Unsecured Notes | Range Start
Debt Instrument [Line Items]
Debt maturity year	2017	2016
Consolidated Subsidiaries | Unsecured Notes | Range End
Debt Instrument [Line Items]
Debt maturity year	2032	2031
Consolidated Subsidiaries | Secured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	8.14%	8.58%
Consolidated Subsidiaries | Secured Notes | Range Start
Debt Instrument [Line Items]
Debt maturity year	2017	2016
Consolidated Subsidiaries | Secured Notes | Range End
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Parent Company | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.35%	1.43%
Parent Company | Unsecured Notes | Range Start
Debt Instrument [Line Items]
Debt maturity year	2017	2016
Parent Company | Unsecured Notes | Range End
Debt Instrument [Line Items]
Debt maturity year	2036	2024
Bank Loan Obligations | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.44%	2.24%
Bank Loan Obligations | Unsecured Debt | Range Start
Debt Instrument [Line Items]
Debt maturity year	2017	2016
Bank Loan Obligations | Unsecured Debt | Range End
Debt Instrument [Line Items]
Debt maturity year	2036	2035
Finance Receivables Securitization | Secured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.43%	1.11%
Finance Receivables Securitization | Secured Debt | Range Start
Debt Instrument [Line Items]
Debt maturity year	2017	2016
Finance Receivables Securitization | Secured Debt | Range End
Debt Instrument [Line Items]
Debt maturity year	2030	2030